BORROWINGS AND FINANCING (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
New debts	R$ 10,180,554	R$ 15,753,501
Repayment	(6,927,383)	R$ (9,892,344)
Interest payment	(4,052,226)
Pre-Payment [Member]
IfrsStatementLineItems [Line Items]
New debts	R$ 1,368,163
Maturities	2027
Repayment	R$ (910,098)
Interest payment	(601,576)
Bonds, ACC, CCE and Facility [Member]
IfrsStatementLineItems [Line Items]
New debts	R$ 5,764,390
Maturities	2024 to 2027
Repayment	R$ (3,895,219)
Interest payment	(1,545,960)
BNDES/FINAME/FINEP, debentures, NCE, Facility and CCB [Member]
IfrsStatementLineItems [Line Items]
New debts	R$ 3,048,001
Maturities	2024 to 2029
Repayment	R$ (2,122,066)
Interest payment	R$ (1,904,690)